UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03741)

Exact name of registrant as specified in charter: Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.3%)(a)

	Rating(RAT)	Principal amount	Value

New York (94.2%)
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	$1,460,000	$1,474,133
(Charitable Leadership), Ser. A , 6s, 7/1/19	Ba2	3,000,000	3,030,480
(Albany College Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	1,300,000	1,276,262
(Albany Law Sch. U.), Ser. A, 5s, 7/1/31	BBB	2,000,000	1,857,940
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	1,300,000	1,273,428
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30 (Prerefunded)	A3	14,200,000	15,126,124
(Vassar College), 5.35s, 9/1/40 (Prerefunded)	Aa2	16,000,000	17,120,160
Erie Cnty., G.O. Bonds
Ser. C, AMBAC, 5 1/2s, 7/1/29 (Prerefunded)	Aaa	2,470,000	2,617,755
Ser. B, AMBAC, 5 3/8s, 7/1/20 (Prerefunded)	Aaa	4,160,000	4,394,998
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,079,718
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	3,150,000	3,203,708
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Hofstra U.), 5 1/4s, 7/1/16	A	2,595,000	2,728,798
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 2/15/47	AAA	2,500,000	2,526,175
MBIA, 4 1/2s, 2/15/47	Aaa	2,500,000	2,289,575
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,239,413
Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs
Headquarters), 5 1/2s, 10/1/37	Aa3	2,500,000	2,677,000
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5s, 7/1/10	BB	695,000	697,127
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	5,098,300
Ser. A, AMBAC, 5s, 9/1/29	Aaa	7,500,000	7,655,100
Ser. D, MBIA, 5s, 9/1/20	Aaa	3,500,000	3,667,755
FSA, zero %, 6/1/28	Aaa	2,510,000	938,539
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,247,688
Metro. Trans. Auth. Rev. Bonds
Ser. A, FSA, 5s, 11/15/30	Aaa	1,000,000	1,017,300
Ser. A, FGIC, 5s, 11/15/26	Aaa	5,000,000	5,169,200
Ser. B, 5s, 11/15/24	A2	8,100,000	8,321,778
Ser. A, 5s, 11/15/22	A2	6,000,000	6,200,640
Ser. B, 4 3/4s, 11/15/31	A2	5,000,000	4,811,750
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, FSA, 5 1/4s, 11/15/24	Aaa	10,000,000	10,451,600
Ser. B, MBIA, 5s, 11/15/25	Aaa	2,600,000	2,694,848
Ser. B, MBIA, 5s, 11/15/24	Aaa	6,000,000	6,232,620
Metro. Trans. Auth. Fac. Rev. Bonds (Trans. Fac.),
Ser. A, 6s, 7/1/24 (Prerefunded)	AAA	11,020,000	11,487,689
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. 3, U.S. Govt. Coll., 7 3/8s,
7/1/08 (Prerefunded)	Aaa	735,000	757,528
(Trans. Fac.), Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	16,320,000	17,312,093
Ser. A , MBIA, 5 1/2s, 1/1/20	Aaa	1,000,000	1,061,080
(Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	AAA	24,345,000	27,053,625
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	Baa1	250,000	243,923
Nassau Cnty., G.O. Bonds
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/20 (Prerefunded)	Aaa	1,125,000	1,189,001
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/19 (Prerefunded)	Aaa	2,790,000	2,948,723
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/18 (Prerefunded)	Aaa	2,735,000	2,890,594
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/16 (Prerefunded)	Aaa	3,465,000	3,662,124
Ser. A, FGIC, 6s, 7/1/13	Aaa	1,000,000	1,110,020
Ser. A, FGIC, 6s, 7/1/11	Aaa	2,300,000	2,488,508
Ser. E, FSA, U.S. Govt. Coll., 5.9s, 3/1/15

(Prerefunded)	Aaa	2,580,000	2,720,687
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21	A3	410,000	433,075
Ser. B, 5 7/8s, 11/1/11	A3	860,000	883,856
Ser. D, 5 5/8s, 11/1/09	A3	825,000	851,342
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, stepped-coupon zero %, (5 1/4s, 6/1/09),
6/1/26 (STP)	BBB	6,640,000	5,586,298
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bond (Solid Waste
Disp.), Ser. A, 5.45s, 11/15/12	Baa2	1,000,000	1,020,280
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa2	3,000,000	3,038,850
Niagara Falls, City School Dist. COP (High School
Fac.), FSA
5s, 6/15/28	Aaa	1,800,000	1,832,364
5s, 6/15/23	Aaa	3,965,000	4,075,267
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/11	Aaa	18,675,000	20,606,182
Ser. D, MBIA, 6 1/2s, 11/1/10	Aaa	21,495,000	23,297,356
AMBAC, 6.05s, 9/1/11	Aaa	500,000	500,525
Ser. B, 5 3/4s, 8/1/16	AA	1,000,000	1,076,290
Ser. B, 5 1/2s, 12/1/11	AA	23,525,000	25,123,289
Ser. C, FSA, 5s, 1/1/23	AAA	10,000,000	10,361,200
Ser. F-1, XLCA, 5s, 9/1/22	Aaa	1,000,000	1,035,270
Ser. J/J-1, 5s, 6/1/21	AA	6,500,000	6,741,735
Ser. N, 5s, 8/1/20	AA	1,000,000	1,037,630
Ser. M, 5s, 4/1/20	AA	6,775,000	7,020,933
Ser. I-1, 5s, 4/1/19	AA	1,725,000	1,803,212
NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr.
Syst.), Ser. A, 4 3/4s, 6/15/30	AA+	11,815,000	11,700,631
NY City, City Transitional Fin. Auth. Rev. Bonds
Ser. A, U.S. Govt. Coll., 5 3/4s, 8/15/24 (Prerefunded)	AAA	6,500,000	6,818,175
AMBAC, 5 1/4s, 8/1/15	Aaa	2,000,000	2,123,080
Ser. C, U.S. Govt. Coll., 5s, 5/1/26 (Prerefunded)	AAA	80,000	81,523
Ser. D, 5s, 2/1/23	AAA	5,000,000	5,137,900
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 3.99s, 11/1/22	VMIG1	11,410,000	11,410,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.),
Ser. A , 5 3/8s, 2/15/26	A1	300,000	303,234
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	2,600,000	2,674,386
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,615,314
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	2,050,000	2,142,271
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	5,000,000	5,235,350
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	2,190,000	2,199,067
(Yankee Stadium - Pilot), FGIC, 5s, 3/1/31	Aaa	8,000,000	8,150,800
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Aaa	3,500,000	3,637,235
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Parking Corp.), 8 1/2s, 12/30/22	B-/P	6,770,000	5,980,618
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	3,520,000	3,577,130
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	5,250,000	5,673,990
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,668,076
(St. Francis College), 5s, 10/1/34	A-	1,000,000	989,710
(Horace Mann School), MBIA, 5s, 7/1/28	Aaa	7,000,000	7,104,300
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	9,500,000	9,564,030
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	3,700,000	3,610,127
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,835,025
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,050,000	1,843,832
NY City, Metro. Trans. Auth. Rev. Bonds, Ser. A,
AMBAC, 5 1/4s, 1/1/29 (Prerefunded)	Aaa	5,000,000	5,229,100
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
AMBAC, 7 1/2s, 6/15/11	Aaa	25,600,000	28,444,928
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	290,000	316,811
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	110,000	120,179
Ser. D, 5s, 6/15/37	AA+	8,500,000	8,614,155
Ser. G, FSA, 5s, 6/15/34	Aaa	500,000	506,655
Ser. B, AMBAC, 5s, 6/15/28	Aaa	5,000,000	5,119,050
NY City, Muni. Wtr. & Swr. Fin. Auth. VRDN, Ser. A,
FGIC, 3.9s, 6/15/25	VMIG1	5,800,000	5,800,000
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	AA-	5,600,000	5,986,736
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds,
Ser. S-1, FGIC
5s, 7/15/31	Aaa	10,500,000	10,743,705
5s, 7/15/27	Aaa	5,000,000	5,158,150
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	6,957,230
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,300,000	1,328,288
5 3/4s, 6/1/33	BBB	3,500,000	3,556,000
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,250,000	6,493,463

NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,875,000	6,902,596
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	Baa1	2,750,000	2,866,985
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	Aaa	8,950,000	10,248,287
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	12,029,248
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	5,250,000	5,358,675
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	Aaa	1,340,000	1,397,526
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	39,127,671
(U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	17,260,152
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aaa	8,500,000	9,328,750
(North Shore Long Island Jewish Group), U.S. Govt.
Coll., 5 1/2s, 5/1/33 (Prerefunded)	A-	2,000,000	2,173,580
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,613,328
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aaa	3,500,000	3,886,085
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,793,533
(Mental Hlth.), Ser. D, FSA, U.S. Govt. Coll., 5 1/4s,
8/15/30 (Prerefunded)	Aaa	690,000	721,719
(Mental Hlth. Svcs.), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	Aaa	17,810,000	18,628,726
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	4,300,000	4,683,560
(NY Methodist Hosp.), 5 1/4s, 7/1/18	Baa2	750,000	759,375
(NY Methodist Hosp.), 5 1/4s, 7/1/17	Baa2	2,165,000	2,199,553
(NY Methodist Hosp.), 5 1/4s, 7/1/15	Baa2	1,455,000	1,496,875
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/08	Ba2	250,000	252,065
(Rochester U.), Ser. A, 5 1/8s, 7/1/39 (Prerefunded)	AAA	6,405,000	6,918,425
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,539,555
(Rochester U.), Ser. A, 5s, 7/1/34	A1	6,000,000	6,034,020
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aaa	3,000,000	3,047,730
(Montefiore Hosp.), FGIC, FHA Insd., 5s, 8/1/29	Aaa	9,530,000	9,641,310
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aaa	6,705,000	6,840,441
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aaa	2,700,000	2,763,882
Ser. A, MBIA, 5s, 10/1/25	Aaa	750,000	774,833
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	Aaa	1,500,000	1,547,880
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,062,900
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,065,540
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,098,310
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,663,142
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,069,080
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	1,500,000	1,483,125
Ser. A, MBIA, 5s, 3/15/19	AAA	1,700,000	1,771,995
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa1	1,585,000	1,594,542
(Colgate U.), MBIA, 4 3/4s, 7/1/28	Aaa	10,000,000	10,065,300
(State U. Edl. Fac.), Ser. B, zero %, 5/15/09	AA-	725,000	679,970
NY State Dorm. Auth. Lease Rev. Bonds
(State U. Dorm Fac.), Ser. A, MBIA, 5s, 7/1/29	Aaa	11,740,000	12,052,636
(State U. Dorm. Facs.), Ser. A, MBIA, 5s, 7/1/24	Aaa	1,000,000	1,033,930
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aaa	3,000,000	3,069,960
(U. of Rochester), Ser. A-1, 5s, 7/1/32	A1	8,000,000	8,088,560
(North Shore Long Island Jewish Oblig. Group), Ser. A,
5s, 5/1/32	A3	3,500,000	3,403,120
(U. of Rochester), Ser. A, MBIA, 5s, 7/1/27	Aaa	530,000	538,438
(U. of Rochester), Ser. A-1, 5s, 7/1/27	A1	1,900,000	1,929,583
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,248,521
(St. Johns U.), Ser. A, MBIA, 5s, 7/1/24	Aaa	2,385,000	2,472,935
(St. Johns U.), Ser. A, MBIA, 5s, 7/1/23	Aaa	3,935,000	4,089,567
NY State Dorm. Auth. State Supported Debt Rev. Bonds
Ser. A, 5 3/4s, 2/15/27	AA-	5,000	5,094
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30	Aaa	760,000	782,078
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30
(Prerefunded)	Aaa	700,000	732,179
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/27	Aaa	5,930,000	6,073,328
NY State Energy Research & Dev. Auth. Rev. Bonds,
6.368s, 4/1/20	A+	7,000,000	7,239,610
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,400,000	12,638,948
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	250,000	255,005
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa	75,000	79,063
(State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13	Aaa	3,425,000	3,672,628
(State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10	Aaa	1,735,000	1,824,717
(State Wtr.), 5 7/8s, 6/15/14	Aaa	270,000	270,348
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	10,000,000	10,234,700
(NYC Muni. Wtr. Fin.), 5s, 6/15/29 (SEG)	Aaa	13,590,000	13,942,253
NY State Hsg. Fin. Agcy. Rev. Bonds (Multi-Fam. Hsg.
Insd. Mtge. Program), Ser. A, FHA Insd., 7s, 8/15/22	Aaa	835,000	836,303
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. A
FSA, U.S. Govt. Coll., 6s, 4/1/16 (Prerefunded)	Aaa	1,000,000	1,067,810
FSA, 5.8s, 4/1/18 (Prerefunded)	Aaa	2,000,000	2,125,860
FSA, 5 3/4s, 4/1/17 (Prerefunded)	Aaa	2,000,000	2,123,440
NY State Pwr. Auth. Rev. Bonds
5s, 11/15/20	Aa2	5,000,000	5,179,900
Ser. A, FGIC, 5s, 11/15/17	Aaa	500,000	532,815
NY State Thruway Auth. Rev. Bonds (Gen. Hwy. & Bridge
Trust Fund), Ser. A, MBIA, 5s, 4/1/22	Aaa	2,000,000	2,066,620
NY State Thruway Auth. State Personal Income Tax Rev.

Bonds, Ser. A
5s, 3/15/23	AAA	8,500,000	8,816,455
5s, 3/15/22	AAA	5,000,000	5,204,100
5s, 3/15/21	AAA	1,750,000	1,827,770
NY State Urban Dev. Corp. Rev. Bonds
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,854,915
(Personal Income Tax), Ser. C-1, FGIC, 5 1/2s, 3/15/19
(Prerefunded)	Aaa	4,000,000	4,350,680
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,580,689
(Syracuse U. ), 5 1/2s, 1/1/15	AA-	2,000,000	2,125,960
Ser. A-1, FGIC, 5s, 3/15/29	Aaa	6,565,000	6,704,112
(Correctional Fac.), Ser. A, U.S. Govt. Coll., 5s,
1/1/28 (Prerefunded)	AA-	355,000	363,566
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	1,000,080
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98 cost
$1,000,000) (RES)	BB/P	1,000,000	1,026,520
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	3,267,744
7s, 8/1/21	BB-/P	2,300,000	2,379,327
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	1,000,000	1,010,980
Port Auth. NY & NJ Cons. Rev. Bonds, Ser. 124, 5s,
8/1/31	AA-	1,000,000	1,000,220
Port Auth. NY & NJ Construction Rev. Bonds, FGIC,
4 3/4s, 10/15/28	Aaa	7,000,000	6,898,710
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	3,133,449
Rensselaer, City School Dist. COP, XLCA
5s, 6/1/21	Aaa	2,010,000	2,089,174
5s, 6/1/20	Aaa	1,150,000	1,199,531
5s, 6/1/19	Aaa	1,345,000	1,409,896
5s, 6/1/18	Aaa	1,180,000	1,244,841
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 10/15/29	Aaa	18,000,000	18,431,640
MBIA, 5s, 10/15/26	Aaa	20,000,000	20,614,200
MBIA, 5s, 10/15/25	Aaa	16,425,000	16,959,634
Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(NY Chiropractic College), 5s, 10/1/27	BBB	2,000,000	1,919,180
St. Lawrence Cnty., Indl. Dev. Rev. Bonds (St.
Lawrence U.), Ser. A, MBIA, 5s, 7/1/28	Aaa	7,750,000	7,840,908
St. Lawrence Cnty., Indl. Dev. Civic Fac. Rev. Bonds
(Clarkson U.)
5s, 7/1/25	A3	1,985,000	2,026,586
5s, 7/1/24	A3	1,890,000	1,934,075
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,896,680
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	480,000	503,491
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	516,345
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,700,000	2,753,163
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	4,200,000	4,498,578
(Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28
(Prerefunded)	AAA	4,000,000	4,376,640
(Jefferson's Ferry), Ser. A, 7.2s, 11/1/19
(Prerefunded)	AAA	4,000,000	4,324,680
Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P.
Cohalan Complex), AMBAC, 5s, 4/15/16	Aaa	4,220,000	4,344,996
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,854,768
7 3/8s, 3/1/21	B+/P	800,000	825,560
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded)	AAA	4,250,000	4,630,205
Ser. 1, 5s, 6/1/34	BBB	3,500,000	3,302,810
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	491,015
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	AA-	1,000,000	1,057,470
Triborough Bridge & Tunnel Auth. Gen. Purpose Rev.
Bonds (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10	AA-	8,920,000	9,307,306
Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. A,
5s, 11/15/23	Aa2	1,000,000	1,035,720
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	987,224
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	5,060,000	4,653,530
5s, 6/1/26	BBB	2,000,000	1,975,880
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	4,255,000	4,464,644
			1,058,836,580

Puerto Rico (3.8%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	3,629,550

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 1/4s, 7/1/18	AAA	4,750,000	5,214,598
Ser. B, 5 1/4s, 7/1/17	Baa3	1,500,000	1,587,795
Ser. B, 5 1/4s, 7/1/16	Baa3	1,000,000	1,064,540
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	AAA	2,275,000	2,433,795
Ser. AA, 5s, 7/1/35	A-	2,105,000	2,109,063
Ser. K, 5s, 7/1/21	BBB+	2,000,000	2,042,700
Ser. K, 5s, 7/1/17	BBB+	3,000,000	3,115,830
Ser. K, 5s, 7/1/16	BBB+	5,000,000	5,220,000
PR Elec. Pwr. Auth. Rev. Bonds
Ser. LL, MBIA, 5 1/2s, 7/1/17	Aaa	750,000	838,005
Ser. RR, FGIC, 5s, 7/1/24	Aaa	6,500,000	6,733,610
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	815,000	814,984
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	6,630,125
PR Sales Tax Fin. Corp. Rev. Bonds, Ser. A, FGIC, zero
%, 8/1/41	Aaa	7,960,000	1,405,649
			42,840,244

Virgin Islands (0.3%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	4,150,000	3,796,462

TOTAL INVESTMENTS

Total investments (cost $1,069,224,030) (b)			$1,105,473,286

FUTURES CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	99	$10,795,641	Dec-07	$58,752

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$12,000,000	(E) 2/28/18	3.846%	USD-SIFMA Municipal Swap
			Index	$(42,736)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
$6,750,000 (F)	2/28/08	-	Municipal Market	$1,262
			Data AAA
			municipal 10
			Year rate

Lehman Brothers Special Financing, Inc.
6,750,000	2/29/08	-	4.27% minus	783
			Lehman Brothers
			Municipal Swap
			Index

Total				$2,045

(F) Security is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $1,124,703,691.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,070,324,338, resulting in gross unrealized appreciation and depreciation of $43,821,610 and $8,672,662, respectively, or net unrealized appreciation of $35,148,948.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2007 was $1,026,520 or less than 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2007.

At August 31, 2007, liquid assets totaling $10,797,298 have been designated as collateral for open swap contracts and futures contracts.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at August 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

State government	16.6%
Education	16.5
Local government	13.9
Utilities and power	13.5

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

MBIA	13.8%
AMBAC	10.1

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007